Vessels, Net - Deposits for Vessel Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Construction In Progress Gross	$ 0	$ 0	$ 42,276
Vessel deposits financed through loans and existing cash			23,540
Additions to deposits for vessel acquisitions			11,881
Deposits for vessel acquisition transferred to vessel			71,220
Interest costs capitalized	$ 0	$ 104	$ 3,290